Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	89 Months Ended	92 Months Ended	97 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000008182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	12.67%		4.04%							6.74%
C000008185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000008502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000200986
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000008186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	9.84%		5.60%							8.14%
C000008189
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000222877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000220414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000220415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000205444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000205443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
C000166868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.98%		(0.26%)						1.28%
C000166870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000237722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P2
Without Sales Load [Member] | C000008182
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%		5.22%							7.34%
Without Sales Load [Member] | C000008185
Average Annual Return [Line Items]
Average Annual Return, Percent	19.44%		5.48%							7.60%
Without Sales Load [Member] | C000008502
Average Annual Return [Line Items]
Average Annual Return, Percent	51.54%		5.16%			8.63%
Without Sales Load [Member] | C000200986
Average Annual Return [Line Items]
Average Annual Return, Percent	52.57%		5.97%					7.22%
Without Sales Load [Member] | C000008186
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%		6.81%							8.75%
Without Sales Load [Member] | C000008189
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.08%							9.03%
Without Sales Load [Member] | C000222877
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%		7.88%	11.52%
Without Sales Load [Member] | C000220414
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%		12.33%		15.07%
Without Sales Load [Member] | C000220415
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%		10.57%		13.87%
Without Sales Load [Member] | C000205444
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%		0.33%				1.99%
Without Sales Load [Member] | C000205443
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%		0.43%	0.14%
Without Sales Load [Member] | C000166868
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%		0.50%						1.68%
Without Sales Load [Member] | C000166870
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%		0.76%							2.03%
Without Sales Load [Member] | C000237722
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	6.85%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%							12.78%
UBS Index: MSCI All Country World Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	23.67%		10.98%							12.78%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	43.51%		7.20%			9.09%
UBS Index: MSCI Emerging Markets Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	43.51%		7.20%					7.75%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Average Annual Return, Percent	20.99%		9.32%							9.84%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Average Annual Return, Percent	20.99%		9.32%							9.84%
UBS Index: MSCI World ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Net (USD)
Average Annual Return, Percent	20.99%		9.32%	13.70%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%		17.31%
UBS Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.44%		13.68%		17.16%
UBS Index: Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	2.71%		(0.42%)				1.63%
UBS Index: Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	2.71%		(0.42%)	(0.81%)
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%						1.51%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%							1.54%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	5.80%
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent	2.38%		(0.09%)							1.24%
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent	14.91%		6.61%							8.28%
UBS Index: FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent	2.38%		(0.09%)							1.24%
UBS Index: 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
Average Annual Return, Percent	14.91%		6.61%							8.28%
UBS Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%		17.31%
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return, Percent	2.89%		0.50%				2.20%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%				2.18%
UBS Index: Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
Average Annual Return, Percent	2.89%		0.50%	0.22%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	(0.02%)